UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance AMT-Free Municipal Income Fund

Class A ETMBX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
20.1%
Special Tax Revenue
20.0%
Transportation
17.0%
Hospital
10.7%
Lease Rev./Cert. of Participation
6.5%
Education
4.7%
Other Revenue
4.1%
Electric Utilities
3.9%
Senior Living/Life Care
3.7%
Escrowed/Prerefunded
3.2%
Housing
3.0%
Other*
3.1%

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

AAA
12.0%
AA
46.2%
A
24.6%
BBB
6.9%
BB
4.3%
Not Rated
6.0%

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ETMBX-TSR-SAR

Eaton Vance AMT-Free Municipal Income Fund

Class C ECMBX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECMBX-TSR-SAR

Eaton Vance AMT-Free Municipal Income Fund

Class I EVMBX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$182,938,548
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.1%
Housing	3.0%
Escrowed/Prerefunded	3.2%
Senior Living/Life Care	3.7%
Electric Utilities	3.9%
Other Revenue	4.1%
Education	4.7%
Lease Rev./Cert. of Participation	6.5%
Hospital	10.7%
Transportation	17.0%
Special Tax Revenue	20.0%
General Obligations	20.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.3%
BBB	6.9%
A	24.6%
AA	46.2%
AAA	12.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EVMBX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class A EBABX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Treasury Obligations
30.9%
Corporate Bonds
19.9%
U.S. Government Agency Mortgage-Backed Securities
17.8%
Asset-Backed Securities
11.1%
Short-Term Investments
7.0%
Commercial Mortgage-Backed Securities
5.3%
Collateralized Mortgage Obligations
3.9%
Affiliated Investment Funds
1.4%
Senior Floating-Rate Loans
1.2%
Other†
1.5%

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
51.9%
AA
1.0%
A
4.7%
BBB
27.0%
BB
6.7%
B
2.9%
CCC or Lower
0.8%
Not Rated
9.1%
Cash & Equivalents
(4.1%)

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EBABX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class C ECBAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECBAX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class I EIBAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EIBAX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class R6 ERABX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,689,525,222
# of Portfolio Holdings	441
Portfolio Turnover Rate	224%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	1.2%
Affiliated Investment Funds	1.4%
Collateralized Mortgage Obligations	3.9%
Commercial Mortgage-Backed Securities	5.3%
Short-Term Investments	7.0%
Asset-Backed Securities	11.1%
U.S. Government Agency Mortgage-Backed Securities	17.8%
Corporate Bonds	19.9%
U.S. Treasury Obligations	30.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(4.1%)
Not Rated	9.1%
CCC or Lower	0.8%
B	2.9%
BB	6.7%
BBB	27.0%
A	4.7%
AA	1.0%
AAA	51.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ERABX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Total Return Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Total Return Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 1.7%
Security	Shares	Value
Eaton Vance Floating-Rate Advantaged Fund, Class R6(1)	1,186,441	$ 11,650,848
Eaton Vance Floating-Rate Fund, Class R6(1)	4,215,382	34,734,749
Total Affiliated Investment Funds (identified cost $47,400,000)		$ 46,385,597

Asset-Backed Securities — 13.4%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(2)	$3,084	$ 1,881,824
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	3,521	3,536,174
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	5,050	5,110,280
ACM Auto Trust:
Series 2024-2A, Class A, 6.06%, 2/20/29(2)	2,256	2,262,153
Series 2025-1A, Class A, 5.38%, 6/20/29(2)	4,187	4,193,961
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(2)	5,025	5,092,129
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(2)	500	479,353
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(2)	2,526	2,520,093
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 6.999%, (3 mo. SOFR + 2.75%), 4/20/38(2)(3)	3,000	2,960,451
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.902%, (3 mo. SOFR + 4.60%), 7/15/37(2)(3)	2,500	2,524,640
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.643%, (3 mo. SOFR + 4.35%), 3/13/37(2)(3)	3,000	3,047,757
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.802%, (3 mo. SOFR + 4.50%), 7/15/37(2)(3)	1,000	1,006,838
Bridge Trust, Series 2022-SFR1, Class E2, 6.30%, 11/17/37(2)	8,000	7,968,778
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.893%, (3 mo. SOFR + 3.60%), 4/19/37(2)(3)	2,500	2,515,423
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(2)(3)	4,000	4,007,832
Series 2024-22A, Class D, 8.602%, (3 mo. SOFR + 4.30%), 4/15/37(2)(3)	3,000	3,032,853
Cajun Global LLC, Series 2021-1, Class A2, 3.931%, 11/20/51(2)	9,089	8,754,199
Castlelake Aircraft Structured Trust:
Series 2019-1A, Class A, 3.967%, 4/15/39(2)	6,793	6,390,409
Series 2025-1A, Class C, 7.75%, 2/15/50(2)	10,567	10,316,661
Security	Principal Amount (000's omitted)	Value
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	$9,055	$ 9,153,308
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	3,142	2,912,069
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(4)	2,800	1,883,990
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(2)	4,300	4,101,297
Series 2021-1A, Class C, 5.99%, 12/26/51(2)	2,900	2,751,157
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(2)	1,193	1,203,110
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	934,195
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	925,434
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(2)	1,846	1,837,280
Series 2019-2A, Class A2, 3.981%, 10/20/49(2)	8,035	7,905,090
Dryden 77 CLO Ltd., Series 2020-77A, Class BR, 6.234%, (3 mo. SOFR + 1.912%), 5/20/34(2)(3)	1,200	1,198,619
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(2)(3)	2,500	2,500,518
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.643%, (3 mo. SOFR + 4.35%), 7/18/37(2)(3)	1,000	1,004,779
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.093%, (3 mo. SOFR + 3.80%), 4/20/37(2)(3)	2,500	2,518,553
Empower CLO Ltd., Series 2024-1A, Class D1, 8.05%, (3 mo. SOFR + 3.75%), 4/25/37(2)(3)	3,000	3,017,985
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(2)	993	958,642
Series 2019-1, Class B, 4.791%, 9/15/39(2)	1,257	1,124,264
Series 2019-1, Class C, 6.656%, 9/15/39(2)	3,505	3,142,891
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(2)	3,093	2,974,902
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,465,544
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,720,598
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,797,227
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	4,000	3,767,655
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,332,199
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(5)	2,285	2,153,369
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(5)	1,690	1,599,998
Series 2022-GT2, Class A, 7.90%, 7/25/27(2)	6,197	6,328,785
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967% to 12/15/26, 12/15/44(2)(6)	604	575,911
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.843%, (3 mo. SOFR + 3.55%), 4/20/37(2)(3)	1,500	1,512,852

1
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	$6,624	$ 6,718,023
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.30%, (3 mo. SOFR + 4.00%), 4/25/37(2)(3)	3,000	3,025,923
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,306	2,286,310
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	1,955	1,980,230
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(2)(3)	2,500	2,503,228
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,721	6,441,397
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	913	877,244
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	7,313	7,244,274
JPMorgan Chase Bank NA:
Series 2021-3, Class D, 1.009%, 2/26/29(2)	18	17,536
Series 2021-3, Class E, 2.102%, 2/26/29(2)	10	10,316
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	4,558	3,286,657
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,826	2,751,386
Series 2021-1GS, Class C, 3.50%, 1/20/48(2)	1,391	1,016,868
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	375	365,573
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	75	72,114
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	5,446	5,032,939
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.443%, (3 mo. SOFR + 3.15%), 7/18/37(2)(3)	2,500	2,507,180
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.452%, (3 mo. SOFR + 4.15%), 7/15/36(2)(3)	1,000	1,006,252
Series 2019-22A, Class DRR, 7.202%, (3 mo. SOFR + 2.90%), 7/15/36(2)(3)	2,000	2,003,910
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(6)	5,734	5,779,049
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	1,189	1,056,430
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	107	103,418
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	5,222	5,187,372
Series 2024-1, Class B, 6.09%, 8/15/49(2)	3,148	3,134,716
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,855	3,631,440
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	5,032	5,120,540
Security	Principal Amount (000's omitted)	Value
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	$6,578	$ 6,674,855
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(2)	191	185,715
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,305	1,260,754
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.993%, (3 mo. SOFR + 4.70%), 7/20/37(2)(3)	2,000	2,012,640
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.693%, (3 mo. SOFR + 4.40%), 10/20/37(2)(3)	1,500	1,505,814
Series 2023-27A, Class DR, 7.658%, (3 mo. SOFR + 3.35%), 7/16/35(2)(3)	2,000	2,009,234
Series 2024-32A, Class D1, 8.04%, (3 mo. SOFR + 3.75%), 4/23/37(2)(3)	3,000	3,028,113
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28(2)	84	83,608
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	3,221	3,142,350
Series 2021-C, Class C, 3.61%, 10/8/31(2)	6,672	6,565,496
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(2)	92	90,832
Series 2021-3, Class C, 3.27%, 5/15/29(2)	956	922,690
Series 2021-5, Class C, 3.93%, 8/15/29(2)	2,229	2,171,010
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	1,323	1,075,926
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.193%, (3 mo. SOFR + 3.90%), 4/18/37(2)(3)	3,000	3,038,931
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B, 4.948%, 6/15/44(2)	3,351	3,045,255
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,312	2,180,902
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	6,070	6,144,296
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.435%, (1 mo. SOFR + 3.115%), 3/25/26(2)(3)	390	392,307
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.59%, (30-day SOFR Average + 4.25%), 5/25/27(2)(3)	2,157	2,185,702
Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(2)(3)	2,800	2,858,060
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,459,708
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(2)	22	22,507
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	4,877	3,410,271
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	630	582,699
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	737	636,603

2
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(2)	$4,624	$ 4,534,735
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	3,735	3,638,805
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(2)	1,096	1,082,060
STAR Trust:
Series 2021-SFR1, Class G, 7.635%, (1 mo. SOFR + 3.314%), 4/17/38(2)(3)	4,844	4,774,628
Series 2021-SFR1, Class H, 8.885%, (1 mo. SOFR + 4.564%), 4/17/38(2)(3)	1,600	1,539,393
Series 2024-SFR4, Class D, 7.269%, (1 mo. SOFR + 2.95%), 10/17/41(2)(3)	2,405	2,419,665
Series 2025-SFR5, Class D, 6.77%, (1 mo. SOFR + 2.45%), 2/17/42(2)(3)	5,000	5,027,865
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	7,046	6,958,111
Series 2024-3A, Class A2II, 5.566%, 7/30/54(2)	2,389	2,375,625
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	875	719,807
Series 2021-B, Class B, 2.01%, 7/20/48(2)	2,114	1,619,146
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,397	1,130,147
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	2,489	1,385,471
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(2)	3,428	3,203,937
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	7,628	5,011,978
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,693,759
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,870,014
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	2,581	2,686,812
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,643,529
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,341	1,272,889
Series 2020-A, Class C, 6.657%, 3/15/45(2)	333	330,256
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	1,813	1,883,146
Total Asset-Backed Securities (identified cost $360,772,438)		$ 360,552,410

Collateralized Mortgage Obligations — 4.7%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(2)(5)	$2,000	$ 1,953,603
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(6)	1,832	1,768,518
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(2)(5)	2,500	2,393,501
Series 2024-HB13, Class M2, 3.00%, 5/25/34(2)(5)	500	469,536
Series 2024-HB13, Class M3, 3.00%, 5/25/34(2)(5)	700	646,238
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(2)(5)	4,339	4,497,286
Series 2024-2, Class A, 9.07%, 11/25/59(2)(5)	3,207	3,346,172
Series 2024-3, Class A, 6.846%, 1/25/60(2)(5)	6,643	6,899,281
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,848	1,763,795
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	255	264,619
Series 5402, Class BZ, 6.00%, 4/25/54	1,210	1,254,106
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(3)	12,763	12,806,500
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.74%, (30-day SOFR Average + 3.40%), 8/25/33(2)(3)	2,165	2,435,356
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(2)(3)	4,490	5,328,087
Series 2022-DNA3, Class B2, 14.09%, (30-day SOFR Average + 9.75%), 4/25/42(2)(3)	2,000	2,253,467
Series 2022-DNA4, Class B2, 14.59%, (30-day SOFR Average + 10.25%), 5/25/42(2)(3)	4,850	5,510,270
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(2)(3)	1,262	1,355,960
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(2)(3)	872	930,840
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(2)(3)	6,889	7,138,574
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(2)(3)	2,667	2,755,173
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(2)(3)	1,612	1,653,131
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(2)(3)	1,995	2,097,256
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(2)(3)	584	601,902
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,044,301

3
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-84, Class MW, 6.00%, 6/20/53	$1,051	$ 1,096,351
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,240,988
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,241,112
Series 2023-102, Class SG, 6.356%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(7)	1,296	1,326,745
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,830,471
Series 2023-133, Class S, 8.567%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	2,748	2,931,956
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,638,539
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,851,897
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,115,477
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,649,779
Home RE Ltd., Series 2021-2, Class B1, 8.49%, (30-day SOFR Average + 4.15%), 1/25/34(2)(3)	3,670	3,735,924
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.044%, (30-day SOFR Average + 1.70%), 3/20/54(2)(3)	2,393	2,408,613
JPM Lending Facility, 11.323%, (SOFR + 7.00%), 7/15/29(3)	1,650	1,654,815
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(2)(6)	2,550	2,575,828
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(2)(6)	1,624	1,644,607
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(2)(6)	2,759	2,803,645
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(2)(6)	4,645	4,705,667
MFA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(2)(6)	1,209	1,208,842
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(2)	2,600	2,593,428
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(2)(6)	3,425	3,462,190
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(2)(5)	4,400	4,438,214
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,297	932,310
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, to 7/25/26, 2/25/30(2)(6)	3,000	3,018,205
Total Collateralized Mortgage Obligations (identified cost $123,706,324)		$ 126,273,075

Commercial Mortgage-Backed Securities — 6.4%
Security	Principal Amount (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class B, 6.385%, 12/10/41(2)(5)	$6,485	$ 6,731,591
Series 2024-MAR, Class C, 7.015%, 12/10/41(2)(5)	4,290	4,444,562
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(2)(5)	7,255	4,626,395
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(2)(5)	7,215	1,880,935
BAMLL Trust:
Series 2024-BHP, Class A, 6.669%, (1 mo. SOFR + 2.35%), 8/15/39(2)(3)	5,864	5,884,410
Series 2024-BHP, Class C, 7.919%, (1 mo. SOFR + 3.60%), 8/15/39(2)(3)	1,700	1,707,688
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.548%, 2/15/50(2)(5)	3,500	2,280,333
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 6.116%, (1 mo. SOFR + 1.797%), 7/15/35(2)(3)	3,000	2,988,736
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(2)(3)	5,746	5,678,200
Series 2022-CSMO, Class B, 7.46%, (1 mo. SOFR + 3.141%), 6/15/27(2)(3)	4,135	4,147,790
Series 2022-CSMO, Class C, 8.208%, (1 mo. SOFR + 3.889%), 6/15/27(2)(3)	2,000	2,007,714
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(2)(5)	1,500	1,394,835
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.464%, 8/10/50(2)(5)	2,878	2,755,364
Series 2013-CR13, Class C, 4.646%, 11/10/46(5)	198	189,428
Series 2015-CR22, Class D, 4.044%, 3/10/48(2)(5)	2,324	1,784,516
CSMC Trust:
Series 2016-NXSR, Class D, 4.421%, 12/15/49(2)(5)	2,000	1,536,335
Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(2)(3)	7,335	6,810,116
Series 2022-CNTR, Class A, 8.264%, (1 mo. SOFR + 3.944%), 1/9/25(2)(3)	3,745	2,466,855
Extended Stay America Trust:
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(2)(3)	2,751	2,750,189
Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(2)(3)	9,523	9,523,424
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(2)(3)	2,642	2,688,949

4
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust: (continued)
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(2)(3)	$6,748	$ 6,867,582
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.569%, (1 mo. SOFR + 4.25%), 12/15/39(2)(3)	3,740	3,754,801
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,198,761
GWT Trust, Series 2024-WLF2, Class D, 7.259%, (1 mo. SOFR + 2.939%), 5/15/41(2)(3)	5,387	5,407,395
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(2)(3)	1,317	1,321,117
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.403%, 1/13/40(2)(5)	1,750	1,763,819
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.66%, (1 mo. SOFR + 2.341%), 9/15/41(2)(3)	4,370	4,369,089
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(2)(3)	2,668	2,652,964
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(2)(3)	4,668	4,644,705
Series 2025-STAY, Class E, 8.15%, (1 mo. SOFR + 3.85%), 3/15/42(2)(3)	5,059	5,027,446
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.51%, 9/15/47(2)(5)	515	347,120
Series 2014-C23, Class D, 3.966%, 9/15/47(2)(5)	3,000	2,628,710
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 4.558%, 12/15/46(2)(5)	1,102	1,037,307
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	79,933
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.715%, 5/15/49(5)(8)	4,199	3,947,352
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(8)	3,048	2,490,063
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(5)(8)	5,000	3,815,689
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(2)(3)	3,219	1,691,839
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.76%, (1 mo. SOFR + 2.441%), 2/15/42(2)(3)	4,942	4,911,884
ORL Trust, Series 2024-GLKS, Class F, 8.758%, (1 mo. SOFR + 4.438%), 12/15/39(2)(3)	7,980	7,964,436
SHR Trust, Series 2024-LXRY, Class A, 6.269%, (1 mo. SOFR + 1.95%), 10/15/41(2)(3)	7,500	7,514,513
TX Trust, Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(2)(3)	5,596	5,620,068
Security	Principal Amount (000's omitted)	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.859%, 4/10/46(2)(5)	$1,697	$ 1,469,502
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,919,186
Series 2015-NXS1, Class C, 3.848%, 5/15/48(5)	1,000	969,921
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	1,944,045
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,300,263
Willowbrook Mall, Series 2025-WBRK, Class E, 6.277%, 3/5/35(2)(5)	3,600	3,280,262
Total Commercial Mortgage-Backed Securities (identified cost $182,601,266)		$ 171,218,137

Common Stocks — 0.1%
Security	Shares	Value
Energy — 0.1%
Enviva LLC(9)(10)	139,848	$ 2,202,606
		$ 2,202,606
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	362	$ 1,690
		$ 1,690
Total Common Stocks (identified cost $875,214)		$ 2,204,296

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 0.0%†
Ford Motor Co., 0.00%, 3/15/26	$500	$ 490,750
		$ 490,750
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 831,963
		$ 831,963
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$600	$ 566,550
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	850	826,447
		$ 1,392,997

5
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 3/1/31	$880	$ 833,360
Shift4 Payments, Inc., 0.50%, 8/1/27	800	811,600
		$ 1,644,960
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 953,275
		$ 953,275
Healthcare Products — 0.0%†
Exact Sciences Corp., 1.75%, 4/15/31(2)	$600	$ 516,950
		$ 516,950
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(2)	$800	$ 1,143,400
JD.com, Inc., 0.25%, 6/1/29(2)	800	925,428
Uber Technologies, Inc., 0.00%, 12/15/25	850	903,125
		$ 2,971,953
Leisure Time — 0.0%†
NCL Corp. Ltd., 1.125%, 2/15/27	$850	$ 827,050
		$ 827,050
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 859,563
		$ 859,563
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 730,500
		$ 730,500
Oil and Gas — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(2)	$950	$ 908,200
		$ 908,200
Pharmaceuticals — 0.0%†
Jazz Investments I Ltd., 2.00%, 6/15/26	$850	$ 882,937
		$ 882,937
Real Estate Investment Trusts (REITs) — 0.0%†
Federal Realty OP LP, 3.25%, 1/15/29(2)	$850	$ 848,725
		$ 848,725
Security	Principal Amount (000's omitted)	Value
Semiconductors — 0.1%
Microchip Technology, Inc., 0.75%, 6/1/30(2)	$950	$ 891,337
ON Semiconductor Corp., 0.50%, 3/1/29	900	778,545
		$ 1,669,882
Software — 0.0%†
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 859,500
		$ 859,500
Total Convertible Bonds (identified cost $16,370,123)		$ 16,389,205

Corporate Bonds — 24.1%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$3,775	$ 3,704,764
		$ 3,704,764
Aerospace & Defense — 0.2%
Boeing Co., 5.805%, 5/1/50	$5,375	$ 5,122,089
		$ 5,122,089
Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	$1,094	$ 1,091,585
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(2)	4,335	4,247,777
5.308%, 10/20/31(2)	1,950	1,907,605
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)	4,970	4,360,137
		$ 11,607,104
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	$3,639	$ 3,636,715
5.875%, 11/7/29	2,740	2,711,704
7.122%, 11/7/33	3,941	4,029,991
7.20%, 6/10/30	2,303	2,392,238
7.35%, 3/6/30	5,097	5,336,617
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,533	3,517,648
		$ 21,624,913

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks — 6.5%
African Export-Import Bank, 3.994%, 9/21/29(11)	$2,200	$ 2,046,805
Banco Mercantil del Norte SA, 8.375% to 5/20/31(2)(12)(13)	8,225	8,163,615
Banco Santander SA, 9.625% to 11/21/28(12)(13)	3,200	3,521,130
Bank of America Corp., 5.511% to 1/24/35, 1/24/36(13)	11,226	11,429,276
Bank of Ireland Group PLC, 5.601% to 3/20/29, 3/20/30(2)(13)	2,900	2,969,752
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(13)	7,399	7,536,888
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(13)	15,060	15,592,100
Barclays PLC:
5.088% to 6/20/29, 6/20/30(13)	3,250	3,229,153
8.00% to 3/15/29(12)(13)	4,808	4,968,890
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(2)(13)	7,145	6,796,931
7.625% to 2/11/30, 2/11/35(2)(13)	2,691	2,723,830
8.125% to 1/8/34, 1/8/39(2)(13)	4,440	4,527,681
8.45% to 6/29/33, 6/29/38(2)(13)	2,261	2,364,493
BNP Paribas SA, 7.75% to 8/16/29(2)(12)(13)	8,000	8,260,048
BPCE SA, 5.876% to 1/14/30, 1/14/31(2)(13)	3,839	3,933,693
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(2)(13)	250	256,508
6.037% to 6/15/34, 6/15/35(2)(13)	1,389	1,436,036
6.84% to 9/13/33, 9/13/34(2)(13)	4,731	5,141,177
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(2)(13)	5,503	5,629,523
Deutsche Bank AG, 4.789% to 4/30/25(11)(12)(13)	7,400	7,396,433
ING Groep NV, 8.00% to 5/16/30(11)(12)(13)	4,680	4,921,166
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(2)(13)	7,658	8,798,388
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(13)	5,130	5,223,614
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(2)(13)	2,391	2,131,187
6.10% to 4/13/32, 4/13/33(2)(13)	1,530	1,567,965
8.50% to 3/25/34(2)(12)(13)	5,261	5,434,576
10.00% to 11/14/28(2)(12)(13)	4,620	5,007,493
Synchrony Bank, 5.40%, 8/22/25	1,200	1,201,706
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,747,654
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(13)	3,554	3,600,443
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(13)	3,393	3,302,691
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(13)	5,227	5,419,903
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(13)	2,282	2,348,473
Security	Principal Amount (000's omitted)	Value
Banks (continued)
UBS Group AG:
4.375% to 2/10/31(2)(12)(13)	$3,315	$ 2,846,923
9.25% to 11/13/28(2)(12)(13)	4,910	5,344,732
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(2)(13)	5,038	5,056,178
		$ 174,877,054
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(2)	$3,884	$ 3,881,285
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	5,028	5,064,026
		$ 8,945,311
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(2)	$4,410	$ 4,584,041
		$ 4,584,041
Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)	$2,340	$ 2,322,059
		$ 2,322,059
Computers — 0.6%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$9,795	$ 10,161,956
McAfee Corp., 7.375%, 2/15/30(2)	3,000	2,657,779
Seagate HDD Cayman, 9.625%, 12/1/32	3,020	3,399,937
		$ 16,219,672
Diversified Financial Services — 4.4%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	$2,989	$ 3,049,609
Ally Financial, Inc.:
Series B, 4.70% to 5/15/26(12)(13)	11,460	10,700,990
5.543% to 1/17/30, 1/17/31(13)	4,744	4,721,769
6.848% to 1/3/29, 1/3/30(13)	1,676	1,751,174
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(14)	2,946	22,095
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(12)(13)	1,431	1,363,028
Antares Holdings LP:
6.35%, 10/23/29(2)	1,050	1,051,383
6.50%, 2/8/29(2)	2,495	2,510,146
Apollo Debt Solutions BDC, 6.70%, 7/29/31	7,628	7,874,622
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(2)	1,424	1,447,667
6.65%, 3/15/31	3,651	3,725,937
CI Financial Corp., 3.20%, 12/17/30	8,089	7,069,178

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Citadel LP, 6.375%, 1/23/32(2)	$6,405	$ 6,575,291
Enact Holdings, Inc., 6.25%, 5/28/29	10,325	10,599,298
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(2)	16,859	16,674,329
Jefferies Financial Group, Inc., 6.20%, 4/14/34	9,323	9,508,445
LPL Holdings, Inc., 4.00%, 3/15/29(2)	7,586	7,269,167
Marex Group PLC, 6.404%, 11/4/29	6,441	6,551,045
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,159,857
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	1,724	1,761,222
8.40%, 11/14/28	3,770	4,084,210
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	2,900	2,601,198
Synchrony Financial, 4.875%, 6/13/25	563	562,748
TPG Operating Group II LP, 5.875%, 3/5/34	1,805	1,848,859
		$ 117,483,267
Electric — 0.5%
Cometa Energia SA de CV, 6.375%, 4/24/35(11)	$1,283	$ 1,284,351
Edison International, Series B, 5.00% to 12/15/26(12)(13)	2,996	2,714,192
Minejesa Capital BV, 4.625%, 8/10/30(11)	1,658	1,617,414
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	6,809	6,780,178
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(2)	2,000	1,947,485
		$ 14,343,620
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 4,019,152
		$ 4,019,152
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(2)	$4,300	$ 4,016,819
		$ 4,016,819
Entertainment — 0.5%
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	$16,707	$ 14,725,108
		$ 14,725,108
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,501,042
		$ 3,501,042
Foods — 0.3%
Kroger Co., 5.00%, 9/15/34	$3,193	$ 3,121,561
Security	Principal Amount (000's omitted)	Value
Foods (continued)
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	$4,300	$ 4,295,160
		$ 7,416,721
Healthcare Services — 0.5%
Centene Corp.:
2.50%, 3/1/31	$4,419	$ 3,729,788
3.375%, 2/15/30	990	896,160
HCA, Inc., 6.20%, 3/1/55	4,071	4,044,645
LifePoint Health, Inc., 10.00%, 6/1/32(2)	3,600	3,438,576
		$ 12,109,169
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	$2,250	$ 2,103,750
		$ 2,103,750
Insurance — 2.3%
American National Group, Inc.:
5.75%, 10/1/29	$3,956	$ 3,990,600
6.144%, 6/13/32(2)	4,684	4,755,421
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(13)	2,860	3,586,245
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,567,409
Essent Group Ltd., 6.25%, 7/1/29	8,889	9,161,046
Fortitude Group Holdings LLC, 6.25%, 4/1/30(2)	4,818	4,873,853
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,247	4,630,079
6.75%, 3/15/54(2)	7,950	8,077,842
7.95% to 7/15/29, 10/15/54(2)(13)	5,834	6,068,515
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(13)	11,659	11,166,289
MGIC Investment Corp., 5.25%, 8/15/28	2,944	2,914,820
		$ 60,792,119
Leisure Time — 0.0%†
NCL Corp. Ltd., 5.875%, 3/15/26(2)	$403	$ 402,407
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	797,973
		$ 1,200,380
Lodging — 0.1%
Las Vegas Sands Corp., 6.00%, 8/15/29	$3,596	$ 3,677,338
		$ 3,677,338
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$13,584	$ 10,247,969

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Media (continued)
McGraw-Hill Education, Inc., 8.00%, 8/1/29(2)	$5,200	$ 5,120,196
		$ 15,368,165
Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(2)	$1,826	$ 1,754,965
Nexa Resources SA, 6.75%, 4/9/34(2)	2,687	2,786,279
		$ 4,541,244
Miscellaneous Manufacturing — 0.2%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,186,078
		$ 4,186,078
Oil and Gas — 0.4%
Petroleos Mexicanos, 6.84%, 1/23/30	$8,155	$ 7,479,749
Raizen Fuels Finance SA:
5.70%, 1/17/35(2)	1,964	1,867,568
6.45%, 3/5/34(2)	1,639	1,657,206
6.95%, 3/5/54(2)	1,060	1,034,089
		$ 12,038,612
Packaging & Containers — 0.1%
Trivium Packaging Finance BV, 5.50%, 8/15/26(2)	$2,874	$ 2,831,979
		$ 2,831,979
Pipelines — 0.2%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(13)	$5,500	$ 5,805,838
		$ 5,805,838
Private Equity — 0.3%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(13)	$7,615	$ 7,274,864
		$ 7,274,864
Real Estate Investment Trusts (REITs) — 1.4%
American Assets Trust LP, 3.375%, 2/1/31	$3,290	$ 2,903,794
COPT Defense Properties LP:
2.75%, 4/15/31	7,410	6,424,731
2.90%, 12/1/33	3,876	3,142,593
EPR Properties:
3.60%, 11/15/31	1,740	1,553,842
3.75%, 8/15/29	4,599	4,314,103
4.95%, 4/15/28	3,759	3,724,072
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group LP, 5.50%, 3/1/34	$2,624	$ 2,629,075
Newmark Group, Inc., 7.50%, 1/12/29	6,625	6,954,028
VICI Properties LP, 5.125%, 11/15/31	7,130	7,037,393
		$ 38,683,631
Retail — 0.5%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)	$3,208	$ 2,907,511
Lithia Motors, Inc., 4.375%, 1/15/31(2)	2,811	2,548,952
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(2)	7,525	7,049,247
		$ 12,505,710
Semiconductors — 0.8%
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	$8,970	$ 9,194,107
Intel Corp., 4.90%, 8/5/52	13,912	11,411,153
		$ 20,605,260
Software — 0.4%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,189,859
Playtika Holding Corp., 4.25%, 3/15/29(2)	5,450	4,805,131
		$ 9,994,990
Telecommunications — 0.4%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(13)	$6,235	$ 6,262,936
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(2)	664	486,947
Zegona Finance PLC, 8.625%, 7/15/29(2)	4,843	5,138,932
		$ 11,888,815
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)	$4,590	$ 4,591,909
Seaspan Corp., 5.50%, 8/1/29(2)	4,657	4,224,165
		$ 8,816,074
Total Corporate Bonds (identified cost $646,903,275)		$ 648,936,752

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Fixed-Income Funds — 0.3%
Eaton Vance Short Duration Income ETF(1)	162,500	$ 8,248,500
Eaton Vance Ultra-Short Income ETF(1)	25,000	1,269,875
Total Exchange-Traded Funds (identified cost $9,485,100)		$ 9,518,375

Preferred Stocks — 0.2%
Security	Shares	Value
Electric Utilities — 0.1%
PG&E Corp., Series A, 6.00%	18,000	$ 805,320
		$ 805,320
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,321,092
Series A2, 6.375%	74,772	1,033,349
		$ 3,354,441
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp., 5.50%	16,450	$ 363,051
		$ 363,051
Total Preferred Stocks (identified cost $7,842,411)		$ 4,522,812

Senior Floating-Rate Loans — 1.4%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%†
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	$591	$ 591,370
		$ 591,370
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(16)	$1,476	$ 1,476,803
Term Loan, 11/30/28(16)	81	80,700
Term Loan, 11/30/28(16)	10	10,016
Term Loan, 11/30/28(16)	183	183,303
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30	$1,443	$ 1,438,330
		$ 3,189,152
Engineering & Construction — 0.0%†
APi Group DE, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 1/3/29	$1,672	$ 1,668,931
		$ 1,668,931
Financial Services — 0.1%
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	$1,741	$ 1,726,380
		$ 1,726,380
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$3,465	$ 3,462,437
		$ 3,462,437
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	$3,464	$ 3,440,663
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	3,465	3,454,541
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	3,465	3,436,397
		$ 10,331,601
IT Services — 0.2%
Informatica LLC, Term Loan, 10/27/28(16)	$3,500	$ 3,503,290
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	2,977	2,971,180
		$ 6,474,470
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	$1,737	$ 1,734,415
		$ 1,734,415
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	$1,741	$ 1,737,881
		$ 1,737,881

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.2%
Epicor Software Corp., Term Loan, 5/30/31(16)	$1,750	$ 1,747,419
McAfee LLC, Term Loan, 7.323%, (SOFR + 3.00%), 3/1/29	995	952,221
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30	3,444	3,439,622
		$ 6,139,262
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(16)	$1,750	$ 1,740,165
		$ 1,740,165
Total Senior Floating-Rate Loans (identified cost $39,124,961)		$ 38,796,064

Sovereign Government Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.3%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 4,467,288
Mexico Udibonos, 4.00%, 11/30/28	MXN	88,358	4,184,670
			$ 8,651,958
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 2,968,057
			$ 2,968,057
Uruguay — 0.2%
Uruguay Government International Bonds, 9.75%, 7/20/33	UYU	148,900	$ 3,582,491
			$ 3,582,491
Total Sovereign Government Bonds (identified cost $16,384,207)			$ 15,202,506

U.S. Government Agency Mortgage-Backed Securities — 21.5%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 2.00%, 4/1/51	$937	$ 761,463
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(17)	$235,508	$ 230,862,240
5.50%, 30-Year, TBA(17)	346,908	346,515,314
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $578,509,223)		$ 578,139,017

U.S. Treasury Obligations — 37.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.375%, 2/15/42	$7,264	$ 5,393,649
3.875%, 2/15/43	4,455	4,079,022
4.00%, 11/15/52	57,541	51,908,276
4.50%, 11/15/54	4,823	4,753,669
4.625%, 5/15/44	69,213	69,457,679
4.75%, 2/15/45	3,715	3,783,495
5.00%, 5/15/37	6,596	7,065,192
6.25%, 5/15/30	7,117	7,865,119
U.S. Treasury Notes:
0.375%, 12/31/25	49,330	47,984,170
4.00%, 1/31/29	306,568	307,460,162
4.00%, 2/28/30	25,045	25,105,656
4.00%, 2/15/34	120,044	118,435,598
4.125%, 2/28/27	4,950	4,969,143
4.125%, 7/31/28	46,218	46,550,192
4.125%, 11/30/29	26,892	27,104,720
4.125%, 3/31/31	22,788	22,905,501
4.50%, 3/31/26	206,886	207,756,256
4.50%, 5/15/27	11,122	11,255,811
4.50%, 11/15/33	15,587	15,962,975
4.625%, 2/15/35	15,243	15,749,115
Total U.S. Treasury Obligations (identified cost $993,103,103)		$1,005,545,400

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Energy — 0.0%†
Enviva LLC, Escrow Certificates(9)	$ 3,339,000	$ 1,169
Total Miscellaneous (identified cost $0)		$ 1,169

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 8.5%
Affiliated Fund – 8.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(18)	224,751,251	$ 224,751,251
Total Affiliated Fund (identified cost $224,751,251)		$ 224,751,251

U.S. Treasury Obligations – 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 4/1/25	$1,548	$ 1,548,000
0.00%, 7/15/25(19)	1,960	1,936,133
Total U.S. Treasury Obligations (identified cost $3,484,099)		$ 3,484,133
Total Short-Term Investments (identified cost $228,235,350)		$ 228,235,384
Total Investments — 120.9% (identified cost $3,251,312,995)		$3,251,920,199
Other Assets, Less Liabilities — (20.9)%		$ (562,394,977)
Net Assets — 100.0%		$2,689,525,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 11).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $918,033,510 or 34.1% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(6)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 11).
(9)	Non-income producing security.
(10)	Restricted security. Total market value of restricted securities amounts to $2,202,606, which represents 0.1% of the net assets of the Fund as of March 31, 2025.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $22,956,164 or 0.9% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of March 31, 2025.
(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	43,473,357	USD	7,006,543	BNP Paribas	4/10/25	$598,160	$ —
USD	4,965,308	CAD	7,134,060	BNP Paribas	4/10/25	5,664	—
USD	2,991,286	EUR	2,907,464	BNP Paribas	4/10/25	—	(153,873)
EGP	197,792,500	USD	3,860,872	Citibank, N.A.	4/30/25	438	—
EGP	197,792,500	USD	3,858,613	JPMorgan Chase Bank, N.A.	4/30/25	2,697	—
						$606,959	$(153,873)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,724	Long	6/30/25	$357,164,314	$1,650,018
U.S. 5-Year Treasury Note	1,452	Long	6/30/25	157,042,875	1,437,026
U.S. 10-Year Treasury Note	120	Long	6/18/25	13,346,250	83,685
U.S. Long Treasury Bond	499	Long	6/18/25	58,523,344	1,132,344
U.S. Ultra 10-Year Treasury Note	448	Long	6/18/25	51,128,000	438,468
U.S. Ultra-Long Treasury Bond	431	Long	6/18/25	52,689,750	(716,357)
					$4,025,184
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.NA.HY.44.V1)	$78,212	5.00% (pays quarterly)(1)	6/20/30	$(4,117,933)	$4,602,503	$484,570
Total				$(4,117,933)	$4,602,503	$484,570
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$2,613	7.85% (pays annually)	8.17%	3/18/28	$7,778	$4,954	$12,732
Total		$2,613				$7,778	$4,954	$12,732

13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,613,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EGP	– Egyptian Pound
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
UYU	– Uruguayan Peso
14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Unaffiliated investments, at value (identified cost $2,958,393,260)	$2,961,011,872
Affiliated investments, at value (identified cost $292,919,735)	290,908,327
Cash	2,362,157
Deposits for forward commitment securities	950,000
Deposits for derivatives collateral:
Futures contracts	8,855,225
Centrally cleared derivatives	4,017,037
Foreign currency, at value (identified cost $7,730,307)	7,719,582
Interest and dividends receivable	20,470,063
Interest and dividends receivable from affiliated investments	1,117,401
Receivable for investments sold	101,627,651
Receivable for Fund shares sold	9,744,400
Receivable for variation margin on open futures contracts	220,853
Receivable for variation margin on open centrally cleared derivatives	28,512
Receivable for open forward foreign currency exchange contracts	606,959
Receivable for open swap contracts	12,732
Tax reclaims receivable	59,303
Receivable from affiliates	432,676
Trustees' deferred compensation plan	23,329
Total assets	$3,410,168,079
Liabilities
Payable for investments purchased	$51,000,552
Payable for forward purchase commitments	662,834,922
Payable for Fund shares redeemed	4,946,116
Payable for open forward foreign currency exchange contracts	153,873
Upfront receipts on open OTC swap contracts	4,954
Distributions payable	29,995
Payable to affiliates:
Investment adviser fee	930,544
Distribution and service fees	64,183
Sub-transfer agency fee	3,396
Trustees' deferred compensation plan	23,329
Accrued expenses	650,993
Total liabilities	$720,642,857
Net Assets	$2,689,525,222
Sources of Net Assets
Paid-in capital	$2,792,526,918
Accumulated loss	(103,001,696)
Net Assets	$2,689,525,222
Class A Shares
Net Assets	$140,975,442
Shares Outstanding	13,556,273
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.40
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.75
Class C Shares
Net Assets	$40,560,890
Shares Outstanding	3,902,413
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.39
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$2,296,872,760
Shares Outstanding	221,042,163
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.39
Class R6 Shares
Net Assets	$211,116,130
Shares Outstanding	20,327,308
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.39
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $25,962)	$192,277
Dividend income from affiliated investments	6,018,834
Interest income	62,957,367
Interest income from affiliated investments	253,985
Other income	141,309
Total investment income	$69,563,772
Expenses
Investment adviser fee	$5,346,560
Distribution and service fees:
Class A	164,514
Class C	198,415
Trustees’ fees and expenses	54,250
Custodian fee	303,694
Transfer and dividend disbursing agent fees	785,518
Legal and accounting services	54,160
Printing and postage	77,829
Registration fees	204,224
Miscellaneous	49,074
Total expenses	$7,238,238
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,130,077
Total expense reductions	$1,130,077
Net expenses	$6,108,161
Net investment income	$63,455,611
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(25,058,022)
Futures contracts	(21,181,414)
Swap contracts	328,588
Foreign currency transactions	(43,733)
Forward foreign currency exchange contracts	(179,449)
Net realized loss	$(46,134,030)
Change in unrealized appreciation (depreciation):
Investments	$(4,685,422)
Investments - affiliated investments	(666,594)
Futures contracts	4,004,318
Swap contracts	492,758
Foreign currency	(7,729)
Forward foreign currency exchange contracts	480,035
Net change in unrealized appreciation (depreciation)	$(382,634)
Net realized and unrealized loss	$(46,516,664)
Net increase in net assets from operations	$16,938,947
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$63,455,611	$84,636,513
Net realized gain (loss)	(46,134,030)	21,083,954
Net change in unrealized appreciation (depreciation)	(382,634)	98,790,126
Net increase in net assets from operations	$16,938,947	$204,510,593
Distributions to shareholders:
Class A	$(3,271,486)	$(5,302,124)
Class C	(835,915)	(1,534,389)
Class I	(55,575,876)	(76,657,891)
Class R6	(4,550,061)	(2,453,069)
Total distributions to shareholders	$(64,233,338)	$(85,947,473)
Transactions in shares of beneficial interest:
Class A	$23,042,791	$25,876,463
Class C	2,086,956	7,319,904
Class I	317,782,891	950,784,874
Class R6	107,454,073	101,717,947
Net increase in net assets from Fund share transactions	$450,366,711	$1,085,699,188
Net increase in net assets	$403,072,320	$1,204,262,308
Net Assets
At beginning of period	$2,286,452,902	$1,082,190,594
At end of period	$2,689,525,222	$2,286,452,902
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.62	$9.83	$10.23	$12.34	$11.82	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.54	$0.48	$0.33	$0.33	$0.40
Net realized and unrealized gain (loss)	(0.21)	0.80	(0.38)	(2.02)	0.57	(0.15)
Total income (loss) from operations	$0.04	$1.34	$0.10	$(1.69)	$0.90	$0.25
Less Distributions
From net investment income	$(0.26)	$(0.55)	$(0.50)	$(0.35)	$(0.32)	$(0.41)
From net realized gain	—	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.26)	$(0.55)	$(0.50)	$(0.42)	$(0.38)	$(0.42)
Net asset value — End of period	$10.40	$10.62	$9.83	$10.23	$12.34	$11.82
Total Return(2)	0.38%(3)	14.03%	1.03%	(14.10)%	7.72%	2.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,975	$120,365	$86,929	$86,430	$107,380	$136,688
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)	0.85%	0.86%	0.84%	0.82%	0.85%
Net expenses	0.72%(5)(6)	0.73%(6)	0.74%(6)	0.74%(6)	0.74%	0.74%
Net investment income	4.90%(5)	5.32%	4.73%	2.84%	2.70%	3.38%
Portfolio Turnover	224%(3)(7)	372%(7)	190%(7)	118%(7)	85%(7)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.61	$9.82	$10.22	$12.33	$11.82	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.47	$0.41	$0.24	$0.24	$0.31
Net realized and unrealized gain (loss)	(0.21)	0.80	(0.38)	(2.02)	0.56	(0.14)
Total income (loss) from operations	$0.00(2)	$1.27	$0.03	$(1.78)	$0.80	$0.17
Less Distributions
From net investment income	$(0.22)	$(0.48)	$(0.43)	$(0.26)	$(0.23)	$(0.33)
From net realized gain	—	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.22)	$(0.48)	$(0.43)	$(0.33)	$(0.29)	$(0.34)
Net asset value — End of period	$10.39	$10.61	$9.82	$10.22	$12.33	$11.82
Total Return(3)	0.00%(4)(5)	13.19%	0.17%	(14.67)%	6.83%	1.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,561	$39,297	$29,457	$30,639	$48,423	$54,189
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.56%(7)	1.60%	1.61%	1.59%	1.57%	1.60%
Net expenses	1.47%(7)(8)	1.48%(8)	1.49%(8)	1.49%(8)	1.49%	1.49%
Net investment income	4.15%(7)	4.58%	3.97%	2.05%	1.95%	2.63%
Portfolio Turnover	224%(4)(9)	372%(9)	190%(9)	118%(9)	85%(9)	89%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Amount is less than 0.005%.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.61	$9.82	$10.22	$12.33	$11.81	$11.99
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.57	$0.52	$0.35	$0.36	$0.42
Net realized and unrealized gain (loss)	(0.22)	0.80	(0.39)	(2.02)	0.57	(0.15)
Total income (loss) from operations	$0.05	$1.37	$0.13	$(1.67)	$0.93	$0.27
Less Distributions
From net investment income	$(0.27)	$(0.58)	$(0.53)	$(0.37)	$(0.35)	$(0.44)
From net realized gain	—	—	—	(0.07)	(0.06)	(0.01)
Total distributions	$(0.27)	$(0.58)	$(0.53)	$(0.44)	$(0.41)	$(0.45)
Net asset value — End of period	$10.39	$10.61	$9.82	$10.22	$12.33	$11.81
Total Return(2)	0.50%(3)	14.32%	1.28%	(13.89)%	8.00%	2.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,296,873	$2,021,617	$965,756	$522,611	$630,403	$531,191
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)	0.60%	0.61%	0.59%	0.57%	0.60%
Net expenses	0.47%(5)(6)	0.48%(6)	0.49%(6)	0.49%(6)	0.49%	0.49%
Net investment income	5.15%(5)	5.55%	5.04%	3.07%	2.92%	3.62%
Portfolio Turnover	224%(3)(7)	372%(7)	190%(7)	118%(7)	85%(7)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$10.61	$9.82	$10.19
Income (Loss) From Operations
Net investment income(2)	$0.27	$0.57	$0.12
Net realized and unrealized gain (loss)	(0.22)	0.80	(0.34)
Total income (loss) from operations	$0.05	$1.37	$(0.22)
Less Distributions
From net investment income	$(0.27)	$(0.58)	$(0.15)
Total distributions	$(0.27)	$(0.58)	$(0.15)
Net asset value — End of period	$10.39	$10.61	$9.82
Total Return(3)	0.53%(4)	14.39%	(2.23)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$211,116	$105,174	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49%(6)	0.54%	0.55%(6)
Net expenses	0.41%(6)(7)	0.42%(7)	0.43%(6)(7)
Net investment income	5.21%(6)	5.50%	4.92%(6)
Portfolio Turnover	224%(4)(8)	372%(8)	190%(8)(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
22
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
23

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the
24

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
25

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,847,287 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $30,920,391 are short-term and $25,926,896 are long-term.
Additionally, at September 30, 2024, the Fund had a late year ordinary loss of $1,336,053 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,255,361,887
Gross unrealized appreciation	$40,327,342
Gross unrealized depreciation	(38,793,458)
Net unrealized appreciation	$1,533,884
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
For the six months ended March 31, 2025, the investment adviser fee amounted to $5,346,560 or 0.43% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2025, the investment adviser fee paid was reduced by $284,719 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.43% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $845,358 of the Fund’s operating expenses for the six months ended March 31, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, EVM earned $5,877 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,148 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
26

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 amounted to $164,514 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2025, the Fund paid or accrued to EVD $148,811 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to $49,604 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Fund was informed that EVD received $860 and $3,407 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$845,428,492	$626,695,463
U.S. Government and Agency Securities	6,040,488,820	5,659,780,116
	$6,885,917,312	$6,286,475,579
27

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	3,624,546	$ 37,529,045	4,481,746	$ 46,160,619
Issued to shareholders electing to receive payments of distributions in Fund shares	305,158	3,159,613	504,133	5,164,011
Redemptions	(1,708,133)	(17,645,867)	(2,493,912)	(25,448,167)
Net increase	2,221,571	$ 23,042,791	2,491,967	$ 25,876,463
Class C
Sales	705,721	$ 7,317,625	1,542,628	$ 15,890,780
Issued to shareholders electing to receive payments of distributions in Fund shares	80,732	835,335	149,817	1,533,035
Redemptions	(586,647)	(6,066,004)	(988,050)	(10,103,911)
Net increase	199,806	$ 2,086,956	704,395	$ 7,319,904
Class I
Sales	74,877,038	$775,232,333	132,704,474	$1,362,527,056
Issued to shareholders electing to receive payments of distributions in Fund shares	5,362,964	55,481,197	7,466,773	76,593,137
Redemptions	(49,724,908)	(512,930,639)	(47,966,057)	(488,335,319)
Net increase	30,515,094	$317,782,891	92,205,190	$ 950,784,874
Class R6
Sales	11,643,835	$120,168,379	10,334,376	$ 106,066,854
Issued to shareholders electing to receive payments of distributions in Fund shares	439,964	4,549,709	237,361	2,453,049
Redemptions	(1,673,364)	(17,264,015)	(659,842)	(6,801,956)
Net increase	10,410,435	$107,454,073	9,911,895	$ 101,717,947
28

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At March 31, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	139,848	$875,214	$2,202,606
Total Restricted Securities			$875,214	$2,202,606
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in the Portfolio of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $153,873. At March 31, 2025, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or
29

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss*	$ —	$ —	$4,741,541	$4,741,541
Receivable for open forward foreign currency exchange contracts	—	606,959	—	606,959
Receivable for open swap contracts; Upfront receipts on swap contracts	7,778	—	—	7,778
Total Asset Derivatives	$7,778	$606,959	$4,741,541	$5,356,278
Derivatives not subject to master netting or similar agreements	$ —	$ —	$4,741,541	$4,741,541
Total Asset Derivatives subject to master netting or similar agreements	$7,778	$606,959	$ —	$614,737
Accumulated loss*	$(4,117,933)	$ —	$(716,357)	$(4,834,290)
Payable for open forward foreign currency exchange contracts	—	(153,873)	—	(153,873)
Total Liability Derivatives	$(4,117,933)	$(153,873)	$(716,357)	$(4,988,163)
Derivatives not subject to master netting or similar agreements	$(4,117,933)	$ —	$(716,357)	$(4,834,290)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(153,873)	$ —	$(153,873)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$603,824	$(153,873)	$(354,028)	$ —	$95,923
Citibank, N.A.	438	—	—	—	438
Goldman Sachs International	7,778	—	—	—	7,778
JPMorgan Chase Bank, N.A.	2,697	—	—	—	2,697
	$614,737	$(153,873)	$(354,028)	$—	$106,836
30

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(153,873)	$153,873	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$(21,181,414)	$(21,181,414)
Swap contracts	328,588	—	—	328,588
Forward foreign currency exchange contracts	—	(179,449)	—	(179,449)
Total	$328,588	$(179,449)	$(21,181,414)	$(21,032,275)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$4,004,318	$4,004,318
Swap contracts	492,758	—	—	492,758
Forward foreign currency exchange contracts	—	480,035	—	480,035
Total	$492,758	$480,035	$4,004,318	$4,977,111
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$873,549,000	$16,480,000	$16,700,000	$13,014,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
31

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At March 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $290,908,327, which represents 10.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Floating-Rate Advantaged Fund, Class R6	$ —	$ 11,900,000	$ —	$ —	$(249,152)	$ 11,650,848	$361,809	1,186,441
Eaton Vance Floating-Rate Fund, Class R6	35,324,903	—	—	—	(590,154)	34,734,749	1,349,766	4,215,382
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.715%, 5/15/49	3,964,000	—	—	—	(16,648)	3,947,352	98,986	$ 4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,603,378	—	—	—	(121,496)	2,490,063	53,895	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,521,904	—	—	—	277,581	3,815,689	101,104	5,000,000
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	8,215,600	—	—	32,900	8,248,500	103,553	162,500
Eaton Vance Ultra-Short Income ETF	—	1,269,500	—	—	375	1,269,875	28,484	25,000
Short-Term Investments
Liquidity Fund	313,416,827	771,818,208	(860,483,784)	—	—	224,751,251	4,175,222	224,751,251
Total				$ —	$(666,594)	$290,908,327	$6,272,819
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
32

Eaton Vance
Total Return Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 46,385,597	$ —	$ —	$ 46,385,597
Asset-Backed Securities	—	360,552,410	—	360,552,410
Collateralized Mortgage Obligations	—	126,273,075	—	126,273,075
Commercial Mortgage-Backed Securities	—	171,218,137	—	171,218,137
Common Stocks	1,690	2,202,606	—	2,204,296
Convertible Bonds	—	16,389,205	—	16,389,205
Corporate Bonds	—	648,936,752	—	648,936,752
Exchange-Traded Funds	9,518,375	—	—	9,518,375
Preferred Stocks	4,522,812	—	—	4,522,812
Senior Floating-Rate Loans	—	38,796,064	—	38,796,064
Sovereign Government Bonds	—	15,202,506	—	15,202,506
U.S. Government Agency Mortgage-Backed Securities	—	578,139,017	—	578,139,017
U.S. Treasury Obligations	—	1,005,545,400	—	1,005,545,400
Miscellaneous	—	1,169	—	1,169
Short-Term Investments:
Affiliated Fund	224,751,251	—	—	224,751,251
U.S. Treasury Obligations	—	3,484,133	—	3,484,133
Total Investments	$285,179,725	$2,966,740,474	$ —	$3,251,920,199
Forward Foreign Currency Exchange Contracts	$ —	$ 606,959	$ —	$ 606,959
Futures Contracts	4,741,541	—	—	4,741,541
Swap Contracts	—	7,778	—	7,778
Total	$289,921,266	$2,967,355,211	$ —	$3,257,276,477
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (153,873)	$ —	$ (153,873)
Futures Contracts	(716,357)	—	—	(716,357)
Swap Contracts	—	(4,117,933)	—	(4,117,933)
Total	$ (716,357)	$ (4,271,806)	$ —	$ (4,988,163)
33

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EBABX-NCSR    3.31.25

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 94,963
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,411
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,360,142
4.00%, 4/1/44	1,500	1,395,765
University of California, 5.00%, 5/15/44	2,220	2,396,757
University of Delaware, (SPA: TD Bank, N.A.), 3.55%, 11/1/35(1)	1,675	1,675,000
		$ 6,944,038
Electric Utilities — 2.6%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,009,624
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	1,730	1,850,252
South Carolina Public Service Authority:
5.00%, 12/1/40	1,000	1,073,420
5.25%, 12/1/54	800	835,984
		$ 4,769,280
Escrowed/Prerefunded — 3.2%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,222,390
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,695,375
		$ 5,917,765
General Obligations — 18.7%
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	$1,110	$ 965,556
3.25%, 8/1/44	1,000	854,130
Chicago Board of Education, IL:
5.00%, 12/1/42	390	373,125
5.00%, 12/1/44	2,000	1,919,820
Chicago, IL:
5.00%, 1/1/39	1,400	1,416,688
5.00%, 1/1/43	1,000	1,016,810
Falls Church, VA, 3.00%, 7/15/42	1,445	1,176,028
Houston, TX, 4.125%, 3/1/51	1,510	1,412,756
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	$3,000	$ 3,107,940
Illinois:
4.00%, 11/1/40	1,000	935,910
5.50%, 5/1/39	205	216,642
5.50%, 3/1/42	2,300	2,451,915
5.75%, 5/1/45	210	222,358
New York, NY:
4.00%, 9/1/46	2,000	1,867,220
4.00%, 4/1/50	1,775	1,634,899
5.00%, 8/1/35	1,060	1,194,790
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,784,930
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,825,880
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,793,487
		$ 34,170,884
Hospital — 9.6%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,556,325
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,001,800
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,036,170
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,748,799
5.00%, 6/1/37	1,000	1,002,680
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	455,490
Franklin County, OH, (Nationwide Children's Hospital), (SPA: JPMorgan Chase Bank, N.A.), 3.55%, 11/1/42(1)	700	700,000
Minneapolis St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/41	1,500	1,631,865
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,035,937
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,081,751
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,450	1,370,322
		$ 17,621,139

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 3.1%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,071,200
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,485	2,506,520
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	505,415
5.00%, 7/1/42	1,250	1,251,387
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 5,619,522
Industrial Development Revenue — 0.6%
Mississippi Business Finance Corp., MS, (Chevron USA, Inc.), 3.80%, 12/1/30(1)	$1,000	$ 1,000,000
		$ 1,000,000
Insured - Education — 0.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,570	$ 1,695,663
		$ 1,695,663
Insured - Electric Utilities — 1.4%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,486,533
		$ 2,486,533
Insured - General Obligations — 1.7%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,157,105
		$ 3,157,105
Insured - Hospital — 1.2%
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AGC), 5.50%, 10/1/54	$2,000	$ 2,130,040
		$ 2,130,040
Insured - Lease Revenue/Certificates of Participation — 3.8%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,909,280
		$ 6,909,280
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,054,723
		$ 1,054,723
Insured - Special Tax Revenue — 8.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,679,166
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,277,020
(NPFG), 5.50%, 1/1/30	2,565	2,840,507
		$ 15,796,693
Insured - Transportation — 8.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,472,424
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	11,738,870
		$ 15,211,294
Lease Revenue/Certificates of Participation — 2.8%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,022,460
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,163,520
		$ 5,185,980
Other Revenue — 3.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,412,320
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	350	367,955
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	783,405
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,761,310
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,571,220
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	100	104,232
		$ 6,468,442
Senior Living/Life Care — 3.7%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	$25	$ 24,375
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	991,294

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(3)	$265	$ 258,584
5.625%, 7/1/46(3)	360	353,444
5.75%, 7/1/54(3)	775	751,673
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	995,510
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,665,133
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,731,073
		$ 6,771,086
Special Tax Revenue — 11.7%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,275	$ 2,079,373
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,563,375
Louisiana, Gasoline and Fuels Tax Revenue, Series A-2, (LOC: TD Bank, N.A.), 3.55%, 5/1/43(1)	200	200,000
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,312,950
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	982,390
4.00%, 5/1/45	1,380	1,279,701
5.00%, 11/1/34	215	241,785
5.00%, 11/1/46(4)	2,000	2,074,580
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	955	889,048
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	835	760,860
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,092,600
5.00%, 7/1/58	2,817	2,778,492
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,079,860
		$ 21,335,014
Transportation — 8.9%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(4)	$2,000	$ 2,107,820
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	1,010	1,054,400
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,109,940
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY:
5.25%, 11/15/45	$1,000	$ 1,051,300
Green Bonds, 4.75%, 11/15/45	225	225,805
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/54	2,500	2,256,200
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,056,910
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,199,792
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,469,160
Texas Transportation Commission, 0.00%, 8/1/40	1,000	483,310
Triborough Bridge and Tunnel Authority, NY, 4.00%, 11/15/54	2,500	2,280,575
		$ 16,295,212
Water and Sewer — 2.6%
JEA, FL, Water and Sewer System Revenue, Series 2025-A, 5.25%, 10/1/49	$1,720	$ 1,843,307
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	2,000	1,820,820
5.25%, 6/15/52(4)	1,000	1,054,950
		$ 4,719,077
Total Tax-Exempt Municipal Obligations (identified cost $183,665,053)		$ 185,258,770
Total Investments — 101.3% (identified cost $183,665,053)		$ 185,258,770
Other Assets, Less Liabilities — (1.3)%		$ (2,320,222)
Net Assets — 100.0%		$ 182,938,548
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $3,119,149 or 1.7% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	17.2%
New York	13.1%
Others, representing less than 10% individually	71.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 15.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,650	$ 7,410,931
Total Corporate Bonds (identified cost $6,956,604)		$ 7,410,931

Tax-Exempt Municipal Obligations — 100.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47(1)	$10,000	$ 10,495,400
Green Bonds, 5.25%, 9/15/52	10,000	10,576,900
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.55%, 12/1/54(2)	29,625	29,625,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,440	1,294,733
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,845	9,618,672
Texas Water Development Board, 4.00%, 10/15/49	6,950	6,352,369
		$ 67,963,074
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 7.5%
California Educational Facilities Authority, (Stanford University), 5.00%, 3/15/39	$10,800	$ 12,673,692
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	38,540
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/36(4)	26,480	30,012,167
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	11,855	12,063,767
(LOC: TD Bank, N.A.), 3.50%, 10/1/42(2)	18,000	18,000,000
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	16,500	19,023,015
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	$5,125	$ 5,411,436
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	4,115	3,740,576
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	9,360	9,690,876
Ohio State University, 5.25%, 12/1/46	14,315	15,373,308
Oregon State University:
4.00%, 4/1/44	4,470	4,289,412
5.00%, 4/1/45	6,580	7,047,838
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,235	4,851,850
Texas A&M University, 4.00%, 5/15/49	5,000	4,703,800
Texas Tech University System, 4.00%, 2/15/44	11,825	11,286,253
University of Alabama:
4.00%, 7/1/43	4,830	4,648,923
4.00%, 7/1/44	7,490	7,069,437
University of Arkansas, 5.00%, 12/1/45	2,705	2,809,873
University of California:
5.00%, 5/15/39	10,000	11,160,500
5.00%, 5/15/40	12,500	13,851,500
5.00%, 5/15/53	15,500	16,522,845
University of California Medical Center, 5.00%, 5/15/47	28,170	29,610,895
University of Cincinnati, OH, 5.25%, 6/1/49	10,000	10,597,700
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	20,411,400
University of Oregon:
5.00%, 4/1/48	12,470	12,773,645
5.00%, 4/1/50	12,500	12,912,125
University of Texas System, 5.00%, 7/1/39(4)	12,145	13,820,767
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	3,370	3,032,124
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	11,100	10,427,340
		$ 327,855,604
Electric Utilities — 3.2%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,449,100
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,535	15,546,807
5.00%, 3/1/46	4,760	5,008,996
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.60%, 1/1/42(2)	10,170	10,170,000

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$5,000	$ 5,179,550
Omaha Public Power District, NE:
4.00%, 2/1/49	3,870	3,628,357
5.00%, 2/1/47	20,000	20,934,000
5.25%, 2/1/48	10,000	10,676,600
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/54	10,000	10,563,700
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	11,727,870
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 10/1/46	7,085	7,476,730
5.00%, 10/1/47	6,465	6,804,800
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,665,600
5.00%, 12/1/44	2,500	2,618,900
5.25%, 12/1/50	3,250	3,422,282
5.25%, 12/1/54	9,010	9,415,270
		$ 140,288,562
Escrowed/Prerefunded — 1.0%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,087,140
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,285,929
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,102,075
		$ 45,475,144
General Obligations — 21.6%
Adams and Weld Counties School District No. 27J, CO, 5.00%, 12/1/48	$13,435	$ 14,162,371
Alamo Community College District, TX, 4.50%, 8/15/47	4,000	4,012,360
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,525	5,171,676
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,509,160
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	15,605,700
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,630,858
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	15,000	12,811,950
California, 5.00%, 11/1/42	25,000	26,891,750
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	6,500	6,228,885
Central Dauphin School District, PA, 5.00%, 2/1/46	3,045	3,194,357
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	$4,865	$ 4,884,995
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,058,230
5.00%, 12/1/42	23,400	22,387,482
5.00%, 12/1/44	20,515	19,692,554
5.875%, 12/1/47	6,500	6,885,060
Chicago, IL:
5.00%, 1/1/44	12,350	12,387,297
5.25%, 1/1/38	6,750	7,065,968
5.25%, 1/1/45	5,000	5,125,700
5.50%, 1/1/39	5,000	5,303,550
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	11,784,397
4.125%, 8/15/45	13,045	12,324,916
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,280,900
5.00%, 2/15/44	5,150	5,417,749
Denton County, TX, 4.00%, 7/15/49	10,000	9,300,900
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	15,000	14,262,750
District of Columbia, 5.00%, 8/1/46	13,280	13,992,472
Fairfax County, VA, 4.00%, 10/1/43	1,440	1,381,118
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,860	10,217,414
Frederick County, MD, 4.00%, 4/1/45	11,085	10,599,699
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,870	23,694,644
Fulshear, TX, 4.00%, 4/15/51	7,485	6,848,476
Greensboro, NC, 4.00%, 2/1/44	2,535	2,461,764
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,746,850
Harford County, MD, 4.00%, 10/1/44	2,250	2,154,735
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,317,200
Sustainability Bonds, 4.25%, 10/1/47	10,940	10,662,671
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,259,023
Houston, TX, 4.125%, 3/1/51(1)	8,845	8,275,470
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,644,317
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	7,360	6,825,002
Illinois:
4.25%, 5/1/46	15,915	14,342,916
5.00%, 2/1/29	15,000	15,415,650
5.50%, 5/1/39	870	919,407

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.50%, 3/1/42	$11,700	$ 12,472,785
5.75%, 5/1/45	890	942,377
Kentfield School District, CA, (Election of 2024):
4.125%, 8/1/50(4)	3,475	3,381,140
4.125%, 8/1/51(4)	2,215	2,150,300
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	4,875	4,584,158
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,745	5,341,127
Massachusetts:
3.00%, 4/1/49	10,000	7,463,000
5.00%, 5/1/48	10,000	10,453,500
5.00%, 1/1/49	7,500	7,846,725
5.00%, 5/1/54	9,475	9,863,664
Mecklenburg County, NC, 4.00%, 2/1/45	6,030	5,837,402
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,800	2,601,760
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,468,625
Minneapolis, MN:
3.00%, 12/1/41	4,000	3,350,080
3.00%, 12/1/42	4,675	3,886,795
Montgomery County, MD:
2.00%, 8/1/39	4,000	2,932,760
(SPA: U.S. Bank, N.A.), 3.40%, 11/1/37(2)	42,300	42,300,000
New Orleans, LA, 5.00%, 12/1/47	8,590	8,982,992
New York:
5.00%, 3/15/39	9,000	10,105,920
Series 2023-B, 5.00%, 3/15/40	3,645	3,988,651
Series 2025-A, 5.00%, 3/15/40	20,000	22,292,200
New York, NY:
4.00%, 9/1/46	10,000	9,336,100
5.00%, 3/1/50	12,350	12,679,498
5.25%, 5/1/42	3,335	3,564,381
5.25%, 9/1/46	10,000	10,660,800
5.25%, 10/1/47	5,000	5,262,600
(LOC: U.S. Bank, N.A.), 3.70%, 4/1/38(2)	15,000	15,000,000
(SPA: Barclays Bank PLC), 3.60%, 10/1/46(2)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/44(2)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	20,744,400
Norwood, MA, 4.00%, 9/15/47	10,795	10,124,738
Oregon City School District No. 62, OR:
5.00%, 6/15/39	2,975	3,291,094
5.00%, 6/15/41	2,215	2,418,957
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon City School District No. 62, OR: (continued)
5.00%, 6/15/47	$10,875	$ 11,498,246
Series 2018-B, 5.00%, 6/15/49	6,500	6,618,300
Series 2025-B, 5.00%, 6/15/49	13,000	13,702,910
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,208,150
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	21,795	19,897,527
Puerto Rico:
4.00%, 7/1/41	7,551	6,913,557
5.625%, 7/1/29	10,762	11,534,233
5.75%, 7/1/31	12,303	13,526,379
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	4,000	3,765,480
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	12,000	12,501,480
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/41(4)	7,000	8,106,070
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	7,936,280
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	10,829,987
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,827,700
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,793,488
Tacoma School District No. 10, WA, 5.00%, 12/1/48	13,000	13,777,660
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	12,646,400
Tenafly Board of Education, NJ:
4.00%, 8/1/42	3,235	3,253,051
4.00%, 8/1/43	1,040	1,044,337
Tillamook County, OR, 5.00%, 6/15/37(4)	1,925	2,135,441
Washington:
5.00%, 6/1/40	5,350	5,525,801
5.00%, 6/1/41	5,465	5,631,846
5.00%, 6/1/42	5,950	6,116,005
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,470	5,121,069
Wisconsin, 4.00%, 5/1/41	7,090	7,028,175
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	8,780,149
4.25%, 2/15/54	4,900	4,630,745
		$ 939,819,338

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 11.0%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,680	$ 3,350,566
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	10,000	10,225,300
5.00%, 4/1/52	10,000	10,153,500
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	2,846,168
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	14,475,086
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.45%, 1/15/38(2)	11,950	11,950,000
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,326,452
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,510	2,286,560
4.125%, 5/15/54	8,025	7,324,096
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,149,977
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,500,150
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,974,852
Idaho Health Facilities Authority, (St. Lukes's Health System), 5.00%, 3/1/42	3,000	3,170,280
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.50%, 8/1/43(2)	20,000	20,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,016,300
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,608,465
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,650	7,898,747
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.50%, 6/1/46(2)	10,000	10,000,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,903,451
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	6,915	6,198,537
(LOC: TD Bank, N.A.), 3.50%, 3/1/48(2)	10,000	10,000,000
Massachusetts Development Finance Agency, (Mass General Brigham):
5.00%, 7/1/47	10,000	10,317,900
5.00%, 7/1/54	5,000	5,129,500
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	$11,000	$ 11,004,510
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,641,449
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,250	4,519,252
5.00%, 12/1/41	5,395	5,589,166
5.00%, 12/1/45	10,000	10,007,100
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	13,635,150
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,600	5,145,896
4.25%, 4/1/55	5,000	4,651,350
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,606,255
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,571,986
5.00%, 11/15/38	4,340	4,341,389
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	15,575	13,617,690
5.00%, 5/1/52	8,090	8,297,751
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	779,324
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (LOC: TD Bank, N.A.), 3.55%, 8/15/54(2)	10,000	10,000,000
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,700	4,329,452
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49(1)	12,000	11,054,880
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,874,362
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,026,203
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,500	5,230,115
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	14,060	13,287,403
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: TD Bank, N.A.), 3.55%, 5/1/48(2)	11,000	11,000,000
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,003,900

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Spartanburg Regional Health Services District, SC, 4.00%, 4/15/43	$7,940	$ 7,571,505
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	9,025,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):
5.00%, 11/15/45	8,000	8,023,920
(SPA: JPMorgan Chase Bank, N.A.), 3.30%, 11/15/50(2)	17,195	17,195,000
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.55%, 11/15/39(2)	8,000	8,000,000
University of Wisconsin Hospitals and Clinics Authority:
(SPA: U.S. Bank, N.A.), 3.57%, 4/1/54(2)	10,000	10,000,000
Green Bonds, 4.25%, 4/1/52	3,000	2,803,530
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,668,587
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	19,130	17,471,238
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,823,329
		$ 480,603,479
Housing — 3.3%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,870	$ 1,851,580
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,903,040
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,505,654
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,895	3,851,999
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,278,334
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	7,000	6,830,040
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,127,260
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,400	8,199,744
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,223	1,103,864
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,064	1,857,400
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	1,235	1,208,942
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR: (continued)
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	$12,205	$ 11,916,718
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	16,705	16,401,303
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	279,894
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	5,000	4,845,350
Sustainable Development Bonds, 5.00%, 11/1/54	10,000	10,288,500
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	2,625	2,543,467
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,225	2,165,214
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	9,685	9,534,786
Social Bonds, 4.75%, 10/1/49	11,330	11,249,897
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,490	2,420,305
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(5)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,132,455
Virginia Housing Development Authority:
4.05%, 10/1/44	4,925	4,871,514
4.45%, 12/1/44	1,475	1,448,185
4.625%, 12/1/49	1,505	1,501,659
5.125%, 11/1/43	695	729,305
5.25%, 11/1/48	2,065	2,110,203
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,426,245
		$ 145,222,857
Industrial Development Revenue — 2.1%
Houston, TX, (United Airlines, Inc., Terminal Improvement), (AMT), 5.50%, 7/15/38	$4,000	$ 4,192,000
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	16,018,159
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	23,000	21,483,380
(AMT), 5.00%, 10/1/40	31,585	32,131,105
(AMT), 6.00%, 4/1/35	7,360	8,088,934

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,031,200
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(6)	2,000	2,000,760
		$ 93,945,538
Insured - Education — 0.5%
College of Charleston, SC, (AGC), 4.375%, 4/1/55	$15,785	$ 15,147,759
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(1)	7,725	7,375,753
		$ 22,523,512
Insured - Electric Utilities — 0.0%†
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	$175	$ 171,262
		$ 171,262
Insured - General Obligations — 1.2%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,000,100
Generation Park Management District, TX:
(AGC), 3.50%, 9/1/43	2,690	2,264,738
(AGC), 3.75%, 9/1/47	4,105	3,484,406
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	1,795	1,478,918
(BAM), 3.375%, 3/1/46	2,570	2,098,071
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,495	4,085,865
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,381,162
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	4,520	3,209,245
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	10,667,684
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,940	7,677,046
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	6,887,318
		$ 52,234,553
Insured - Hospital — 0.6%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	$20,450	$ 19,118,705
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	$1,530	$ 1,485,217
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/54	3,900	3,608,553
		$ 24,212,475
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing, LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,693,375
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,321,512
		$ 8,014,887
Insured - Special Tax Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,644,047
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	11,995,720
(NPFG), 5.50%, 1/1/30	3,080	3,410,823
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,469,422
Pasco Public Facilities District, WA, Sales Tax Revenue, (AGC), 4.25%, 11/1/49	2,750	2,644,510
		$ 64,164,522
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 7,220,102
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	12,344,640
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,088,700
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,260,480
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	3,500	3,622,430
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	8,705,620
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,002,100
		$ 59,244,072

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,685,200
Florence County School District No. 3, SC, 4.25%, 12/1/44(4)	1,500	1,415,085
Kentucky Property and Building Commission, 4.125%, 4/1/45	3,300	3,104,937
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,649,549
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,391,295
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,219,176
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,099,200
4.25%, 6/15/44	3,360	3,197,309
5.00%, 6/15/46	6,000	6,180,840
2019 Series AA, 5.25%, 6/15/43	10,000	10,272,900
2020 Series AA, 4.00%, 6/15/50	13,500	12,148,920
2022 Series CC, 5.25%, 6/15/43	5,750	6,077,290
Virginia Public School Authority, 5.00%, 8/1/47	710	746,132
		$ 97,187,833
Other Revenue — 3.0%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 11,917,912
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	19,322,303
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	3,505	3,684,807
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,065,720
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,307,890
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,232,875
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,540,200
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.914%, (67% of SOFR + 1.00%), 12/1/52(8)	12,500	12,458,750
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	2,500	2,642,400
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,405,535
Public Finance Authority, WI, (Inperium, Inc.), 5.75%, 12/1/54(6)	4,000	4,019,640
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	$750	$ 781,740
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,157,405
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(8)	3,075	3,081,150
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,315,427
		$ 129,031,254
Senior Living/Life Care — 1.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(6)	$175	$ 170,625
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	8,415	8,176,603
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(6)	3,750	3,685,800
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,174,721
5.25%, 10/1/30	5,110	5,102,897
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	4,930	4,937,050
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,570	7,398,687
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,011,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	666,797
6.875%, 11/15/55	190	169,706
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	1,800	1,856,394
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	3,972,000
		$ 49,322,880
Special Tax Revenue — 9.8%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(6)	$14,625	$ 14,916,038
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,525	10,671,343
Green Bonds, 5.00%, 11/1/41	13,840	14,075,695
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,054,672

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Dallas Area Rapid Transit, TX, Sales Tax Revenue: (continued)
4.00%, 12/1/51	$3,485	$ 3,185,325
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	3,640	3,853,814
5.00%, 7/1/48	10,790	10,951,418
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,105	4,761,025
4.00%, 7/1/51	6,000	5,513,160
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	10,402,835
5.00%, 6/15/50	4,465	4,509,248
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	4,835	4,411,938
Green Bonds, 5.00%, 11/15/46	20,000	21,019,600
Green Bonds, 5.00%, 11/15/47	15,000	15,201,000
Michigan Trunk Line Fund, 5.00%, 11/15/46	18,000	19,124,643
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(6)	3,370	3,480,806
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,624,164
3.00%, 12/1/41	3,415	2,844,354
3.00%, 12/1/43	6,050	4,881,503
Series 2024C, 3.00%, 12/1/42	5,950	4,868,231
Series 2024D, 3.00%, 12/1/42	3,515	2,889,435
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	295	297,543
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/34	1,085	1,220,169
5.00%, 11/1/46(1)	13,000	13,484,770
5.00%, 5/1/53	10,000	10,347,100
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/39(2)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/42(2)	25,000	25,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 8/1/45(2)	14,650	14,650,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	8,275	7,583,955
5.00%, 3/15/49	5,000	5,240,500
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,644,300
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/39	$10,000	$ 10,366,700
5.00%, 3/15/51	5,000	5,218,600
5.00%, 3/15/53	11,060	11,496,759
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	4,780	4,449,893
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	25,837,000
Green Bonds, 4.00%, 3/15/50	8,665	7,895,635
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,443,500
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	9,245	9,732,119
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,204,446
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	21,429,006
Queen Creek, AZ, Excise Tax Revenue, 5.00%, 8/1/49	5,830	6,146,219
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	13,792,870
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	329,713
Series A2, 5.80%, 5/1/35	295	189,192
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	704,557
Triborough Bridge and Tunnel Authority, NY, 5.00%, 12/1/50	6,000	6,225,120
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,684,600
Green Bonds, 5.25%, 5/15/47	8,065	8,524,786
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,670,250
5.00%, 5/15/54	5,000	5,175,400
		$ 426,224,949
Transportation — 18.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 12,817,413
Atlanta, GA, Airport Revenue:
(AMT), 5.25%, 7/1/49	5,000	5,189,600
Green Bonds, 5.00%, 7/1/44	7,000	7,429,940
Green Bonds, 5.00%, 7/1/49	17,000	17,862,240
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,155,814
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,338,329

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 3.20%, 4/1/55(2)	$30,000	$ 30,000,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	2,690	2,841,124
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(1)	4,000	4,215,640
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	6,000	6,033,900
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,955,555
5.00%, 1/1/48	10,000	10,439,600
(AMT), 5.25%, 1/1/53	11,500	11,743,340
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	6,140	5,778,231
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,100	5,115,555
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	4,740	4,362,127
(AMT), 5.00%, 12/1/35	5,000	5,153,850
(AMT), 5.00%, 12/1/38	10,000	10,219,600
(AMT), 5.00%, 11/15/42	9,575	9,830,844
(AMT), 5.00%, 11/15/53	5,835	5,907,412
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/45	13,745	14,340,983
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,328,050
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	3,919,110
(AMT), 5.00%, 7/1/45	13,705	13,771,058
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,171,699
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,242,950
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	13,838,445
(AMT), 5.00%, 3/1/46	6,965	6,997,735
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	6,870,528
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	20,219,472
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,136,038
Green Bonds, (AMT), 5.25%, 5/15/43(4)	7,000	7,385,980
Green Bonds, (AMT), 5.25%, 5/15/44(4)	7,000	7,350,770
Green Bonds, (AMT), 5.25%, 5/15/45(4)	5,500	5,754,870
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,019,280
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	$18,000	$ 18,234,720
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	16,500	17,180,460
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,567,620
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.60%, 11/15/50(2)	18,350	18,350,000
(LOC: Truist Bank), 3.55%, 11/1/32(2)	10,000	10,000,000
(LOC: Truist Bank), 3.55%, 11/1/35(2)	16,635	16,635,000
Green Bonds, 4.75%, 11/15/45	3,050	3,060,919
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	15,930,967
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 5.00%, 1/1/52	11,000	11,409,750
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,041,760
5.25%, 1/1/49	5,000	5,355,950
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,132,288
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	4,000	3,999,840
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,492,100
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,161,269
5.00%, 1/1/48	10,000	10,091,900
Oklahoma Turnpike Authority:
5.00%, 1/1/44	2,000	2,134,460
5.00%, 1/1/45	2,000	2,125,260
5.50%, 1/1/53	12,500	13,375,875
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	17,130	17,430,974
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	2,944,530
5.00%, 12/1/46	5,000	5,035,800
5.00%, 12/1/48	10,000	10,436,500
(LOC: TD Bank, N.A.), 2.84%, 12/1/38(9)	25,255	25,255,000
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,303,750
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,431,535
(AMT), 5.00%, 12/1/44	4,500	4,631,175

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	$7,960	$ 8,043,262
(AMT), 5.00%, 7/1/45	12,125	12,286,262
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	17,806,310
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,751,069
(AMT), 5.00%, 4/1/44	9,870	9,982,617
(AMT), 5.00%, 8/1/46	11,915	12,066,678
Sacramento County, CA, Airport System Revenue, 5.25%, 7/1/54	4,000	4,329,880
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,442,125
(AMT), 5.00%, 7/1/43	3,165	3,180,509
(AMT), 5.00%, 7/1/46	20,700	20,969,514
(AMT), 5.25%, 7/1/48	16,260	16,462,600
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,305,250
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,036,850
(AMT), 5.50%, 5/1/43	7,200	7,732,152
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,442,368
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/54	16,500	15,051,795
5.00%, 11/15/41	5,000	5,426,200
(LOC: TD Bank, N.A.), 3.55%, 1/1/32(2)	12,360	12,360,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,599,267
		$ 817,761,192
Water and Sewer — 8.4%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,177,120
5.00%, 11/15/49	5,250	5,520,795
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	4,800	4,535,712
4.00%, 3/1/50	2,500	2,327,700
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	5,000	5,260,350
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/52	14,720	13,636,166
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,641,970
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$13,885	$ 13,265,312
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,655	9,761,152
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	12,020,250
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,754,880
3.00%, 6/1/40	3,050	2,649,078
4.125%, 6/1/49	770	728,998
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,430	2,213,147
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	8,525,840
JEA, FL, Water and Sewer System Revenue:
Series 2024-A, 5.25%, 10/1/49	7,800	8,334,690
Series 2025-A, 5.25%, 10/1/49	10,000	10,716,900
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	2,345	2,143,494
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	3,900	3,666,897
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47(1)	8,000	8,361,600
5.00%, 6/15/48	16,515	17,398,552
5.00%, 6/15/50	5,000	5,143,200
5.00%, 6/15/51	12,500	13,105,250
5.25%, 6/15/47	5,510	5,889,088
5.25%, 6/15/48	13,500	14,407,335
5.25%, 6/15/54	11,475	12,151,566
(SPA: Barclays Bank PLC), 3.60%, 6/15/53(2)	20,000	20,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 6/15/44(2)	30,150	30,150,000
(SPA: U.S. Bank, N.A.), 3.70%, 6/15/43(2)	15,000	15,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54	6,000	5,521,500
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	18,392,132
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.60%, 5/1/54(2)	10,000	10,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,322,470
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	8,958,361
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,022,300
Tigard, OR, Water System Revenue, 5.00%, 8/1/45	5,000	5,016,700

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Timpanogos Special Service District, UT, Sewer Revenue, 5.00%, 6/1/47	$4,290	$ 4,563,788
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,380	3,552,617
5.00%, 6/1/49	4,120	4,324,270
Washington Suburban Sanitary District, MD:
2.125%, 6/1/38	10,970	8,477,835
4.00%, 6/1/45	11,600	11,088,904
5.00%, 6/1/43	9,020	9,741,239
		$ 365,469,158
Total Tax-Exempt Municipal Obligations (identified cost $4,376,256,519)		$4,363,183,164

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,794
		$ 1,452,794
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,378,230
		$ 1,378,230
General Obligations — 0.2%
California, 4.875%, 9/1/30	$10,000	$ 10,231,300
		$ 10,231,300
Insured - Transportation — 1.1%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,658,026
(AMBAC), 0.00%, 10/1/26	14,395	13,439,604
(AMBAC), 0.00%, 10/1/27	22,355	19,928,588
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,630,776
		$ 45,656,994
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 619,127
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$300	$ 301,908
		$ 921,035
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,938,200
		$ 16,938,200
Total Taxable Municipal Obligations (identified cost $82,451,751)		$ 76,578,553
Total Investments — 102.0% (identified cost $4,465,664,874)		$4,447,172,648
Other Assets, Less Liabilities — (2.0)%		$ (88,392,751)
Net Assets — 100.0%		$4,358,779,897
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued security.
(5)	Security is in default and making only partial interest payments.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $35,672,356 or 0.8% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(9)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.1%
Texas	12.9%
California	10.7%
Others, representing less than 10% individually	60.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 2.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited)

	March 31, 2025
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$183,665,053	$4,465,664,874
Unrealized appreciation (depreciation)	1,593,717	(18,492,226)
Investments, at value	$185,258,770	$4,447,172,648
Cash	$33,063	$25,731,705
Interest receivable	2,157,958	50,709,135
Receivable for investments sold	10,198	9,547,029
Receivable for Fund shares sold	21,300	3,464,246
Trustees' deferred compensation plan	109,818	416,515
Total assets	$187,591,107	$4,537,041,278
Liabilities
Payable for floating rate notes issued	$4,000,344	$69,865,985
Payable for investments purchased	—	10,594,708
Payable for when-issued securities	—	83,573,951
Payable for Fund shares redeemed	236,124	9,201,995
Distributions payable	96,154	1,653,134
Payable to affiliates:
Investment adviser fee	68,246	1,185,559
Distribution and service fees	21,359	267,032
Sub-transfer agency fee	2,787	26,335
Trustees' deferred compensation plan	109,818	416,515
Interest expense and fees payable	42,403	594,028
Accrued expenses	75,324	882,139
Total liabilities	$4,652,559	$178,261,381
Net Assets	$182,938,548	$4,358,779,897
Sources of Net Assets
Paid-in capital	$230,724,864	$4,812,397,759
Accumulated loss	(47,786,316)	(453,617,862)
Net Assets	$182,938,548	$4,358,779,897
Class A Shares
Net Assets	$91,763,157	$1,091,738,634
Shares Outstanding	11,594,217	120,849,019
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.91	$9.03
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.18	$9.33
Class C Shares
Net Assets	$2,040,425	$37,816,849
Shares Outstanding	259,345	4,186,568
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.87	$9.03

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2025
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$89,134,966	$3,229,224,414
Shares Outstanding	10,313,617	357,512,282
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$9.03
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2025
	AMT-Free Fund	National Fund
Investment Income
Interest income	$4,362,987	$97,296,964
Total investment income	$4,362,987	$97,296,964
Expenses
Investment adviser fee	$411,255	$7,108,147
Distribution and service fees:
Class A	119,032	1,424,021
Class C	11,519	200,226
Trustees’ fees and expenses	6,203	54,250
Custodian fee	26,883	386,358
Transfer and dividend disbursing agent fees	29,652	665,826
Legal and accounting services	34,250	79,466
Printing and postage	6,021	109,952
Registration fees	32,388	140,611
Interest expense and fees	96,555	1,183,069
Miscellaneous	5,814	200,665
Total expenses	$779,572	$11,552,591
Net investment income	$3,583,415	$85,744,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$45,860	$725,789
Net realized gain	$45,860	$725,789
Change in unrealized appreciation (depreciation):
Investments	$(8,122,287)	$(187,005,453)
Net change in unrealized appreciation (depreciation)	$(8,122,287)	$(187,005,453)
Net realized and unrealized loss	$(8,076,427)	$(186,279,664)
Net decrease in net assets from operations	$(4,493,012)	$(100,535,291)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,583,415	$85,744,373
Net realized gain	45,860	725,789
Net change in unrealized appreciation (depreciation)	(8,122,287)	(187,005,453)
Net decrease in net assets from operations	$(4,493,012)	$(100,535,291)
Distributions to shareholders:
Class A	$(1,732,624)	$(21,237,484)
Class C	(33,200)	(596,049)
Class I	(1,791,258)	(66,207,696)
Total distributions to shareholders	$(3,557,082)	$(88,041,229)
Transactions in shares of beneficial interest:
Class A	$(8,415,134)	$(59,763,154)
Class C	(429,973)	(2,665,404)
Class I	(768,444)	(8,412,686)
Net decrease in net assets from Fund share transactions	$(9,613,551)	$(70,841,244)
Net decrease in net assets	$(17,663,645)	$(259,417,764)
Net Assets
At beginning of period	$200,602,193	$4,618,197,661
At end of period	$182,938,548	$4,358,779,897

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.26	$7.62	$7.79	$9.29	$9.25	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.35)	0.64	(0.17)	(1.50)	0.05	0.01(2)
Total income (loss) from operations	$(0.20)	$0.93	$0.11	$(1.27)	$0.29	$0.29
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.23)	$(0.25)	$(0.29)
Net asset value — End of period	$7.91	$8.26	$7.62	$7.79	$9.29	$9.25
Total Return(3)	(2.48)%(4)	12.36%	1.29%	(13.85)%	3.14%	3.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,763	$104,233	$100,835	$113,933	$157,981	$158,729
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.84%(6)	0.86%	0.83%	0.79%	0.76%	0.78%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.94%(6)	0.95%	1.00%	0.86%	0.80%	0.92%
Net expenses	0.94%(6)	0.95%	1.00%	0.86%	0.80%	0.92%
Net investment income	3.67%(6)	3.64%	3.50%	2.61%	2.53%	2.97%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.21	$7.58	$7.74	$9.24	$9.20	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.22	$0.16	$0.17	$0.21
Net realized and unrealized gain (loss)	(0.34)	0.63	(0.16)	(1.49)	0.05	0.01(2)
Total income (loss) from operations	$(0.22)	$0.86	$0.06	$(1.33)	$0.22	$0.22
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Total distributions	$(0.12)	$(0.23)	$(0.22)	$(0.17)	$(0.18)	$(0.22)
Net asset value — End of period	$7.87	$8.21	$7.58	$7.74	$9.24	$9.20
Total Return(3)	(2.75)%(4)	11.58%	0.51%	(14.59)%	2.38%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,040	$2,565	$3,258	$4,906	$9,017	$15,094
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.59%(6)	1.61%	1.58%	1.54%	1.51%	1.53%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	1.69%(6)	1.70%	1.75%	1.61%	1.55%	1.67%
Net expenses	1.69%(6)	1.70%	1.75%	1.61%	1.55%	1.67%
Net investment income	2.91%(6)	2.89%	2.74%	1.83%	1.80%	2.23%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.02	$8.32	$8.50	$10.15	$10.11	$10.10
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.34	$0.33	$0.27	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.38)	0.70	(0.18)	(1.64)	0.06	0.02(2)
Total income (loss) from operations	$(0.21)	$1.04	$0.15	$(1.37)	$0.34	$0.35
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Total distributions	$(0.17)	$(0.34)	$(0.33)	$(0.28)	$(0.30)	$(0.34)
Net asset value — End of period	$8.64	$9.02	$8.32	$8.50	$10.15	$10.11
Total Return(3)	(2.33)%(4)	12.66%	1.49%	(13.64)%	3.36%	3.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,135	$93,804	$116,348	$119,467	$184,002	$168,113
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.59%(6)	0.61%	0.58%	0.54%	0.51%	0.53%
Interest and fee expense(7)	0.10%(6)	0.09%	0.17%	0.07%	0.04%	0.14%
Total expenses	0.69%(6)	0.70%	0.75%	0.61%	0.55%	0.67%
Net expenses	0.69%(6)	0.70%	0.75%	0.61%	0.55%	0.67%
Net investment income	3.92%(6)	3.89%	3.75%	2.84%	2.77%	3.21%
Portfolio Turnover	34%(4)	74%	53%	60%	32%	58%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.35	$0.34	$0.23	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.39)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$(0.22)	$1.02	$0.30	$(1.28)	$0.31	$0.38
Less Distributions
From net investment income	$(0.17)	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Total distributions	$(0.17)	$(0.35)	$(0.33)	$(0.25)	$(0.24)	$(0.28)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.34)%(3)	11.82%	3.38%	(12.62)%	2.99%	3.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,091,739	$1,198,847	$1,126,345	$1,179,909	$1,558,418	$1,620,505
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.64%(5)	0.66%	0.67%	0.64%	0.61%	0.64%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.69%(5)	0.71%	0.75%	0.67%	0.63%	0.69%
Net expenses	0.69%(5)	0.71%	0.75%	0.67%	0.63%	0.69%
Net investment income	3.63%(5)	3.80%	3.73%	2.30%	2.15%	2.61%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.28	$0.28	$0.14	$0.15	$0.19
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.50)	0.08	0.12
Total income (loss) from operations	$(0.25)	$0.95	$0.24	$(1.36)	$0.23	$0.31
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Total distributions	$(0.14)	$(0.28)	$(0.27)	$(0.17)	$(0.16)	$(0.21)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.70)%(3)	10.99%	2.60%	(13.28)%	2.22%	3.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,817	$42,141	$45,670	$55,558	$94,851	$131,330
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.39%(5)	1.41%	1.42%	1.39%	1.36%	1.39%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	1.44%(5)	1.46%	1.50%	1.42%	1.38%	1.44%
Net expenses	1.44%(5)	1.46%	1.50%	1.42%	1.38%	1.44%
Net investment income	2.88%(5)	3.05%	2.98%	1.52%	1.41%	1.87%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.42	$8.75	$8.78	$10.31	$10.24	$10.14
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.37	$0.37	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss)	(0.39)	0.67	(0.04)	(1.51)	0.08	0.12
Total income (loss) from operations	$(0.21)	$1.04	$0.33	$(1.26)	$0.33	$0.41
Less Distributions
From net investment income	$(0.18)	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Total distributions	$(0.18)	$(0.37)	$(0.36)	$(0.27)	$(0.26)	$(0.31)
Net asset value — End of period	$9.03	$9.42	$8.75	$8.78	$10.31	$10.24
Total Return(2)	(2.22)%(3)	12.10%	3.64%	(12.40)%	3.24%	4.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,229,224	$3,377,209	$2,511,115	$1,891,224	$2,347,177	$1,797,038
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.39%(5)	0.41%	0.42%	0.39%	0.36%	0.39%
Interest and fee expense(6)	0.05%(5)	0.05%	0.08%	0.03%	0.02%	0.05%
Total expenses	0.44%(5)	0.46%	0.50%	0.42%	0.38%	0.44%
Net expenses	0.44%(5)	0.46%	0.50%	0.42%	0.38%	0.44%
Net investment income	3.88%(5)	4.04%	3.98%	2.55%	2.39%	2.85%
Portfolio Turnover	59%(3)	82%	86%	151%	56%	105%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$4,000,344	$69,865,985
Interest Rate or Range of Interest Rates (%)	2.90	2.87 - 2.91
Collateral for Floating Rate Notes Outstanding	$5,237,350	$92,945,453
For the six months ended March 31, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized)  including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$4,000,000	$68,834,011
Average Interest Rate	4.84%	3.45%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$26,016,544	$298,699,227
Long-term	$24,151,067	$127,735,904

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$179,549,649	$4,396,808,737
Gross unrealized appreciation	$5,261,894	$57,074,140
Gross unrealized depreciation	(3,553,117)	(76,576,214)
Net unrealized appreciation (depreciation)	$1,708,777	$(19,502,074)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$411,255	$7,108,147
Effective Annual Rate	0.43%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2025 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,463	$15,117
EVD's Class A Sales Charges	$2,191	$22,722
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,750	$8,316
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$119,032	$1,424,021
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$8,639	$150,169
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$2,880	$50,057
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$14,558
Class C	$ —	$814
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2025 were as follows:
	AMT-Free Fund	National Fund
Purchases	$65,863,766	$2,731,394,529
Sales	$78,809,348	$2,973,742,974
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	408,190	$ 3,294,987	2,215,344	$17,952,953
Issued to shareholders electing to receive payments of distributions in Fund shares	184,317	1,489,845	385,503	3,113,046
Redemptions	(1,621,994)	(13,199,966)	(3,207,834)	(25,827,575)
Net decrease	(1,029,487)	$(8,415,134)	(606,987)	$(4,761,576)
Class C
Sales	28,745	$ 230,517	76,495	$ 615,449
Issued to shareholders electing to receive payments of distributions in Fund shares	3,930	31,593	10,293	82,633
Redemptions	(85,877)	(692,083)	(204,192)	(1,636,305)
Net decrease	(53,202)	$ (429,973)	(117,404)	$ (938,223)

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	1,293,680	$11,467,739	2,424,718	$21,350,679
Issued to shareholders electing to receive payments of distributions in Fund shares	168,208	1,484,014	382,666	3,372,035
Redemptions	(1,552,062)	(13,720,197)	(6,384,136)	(55,908,251)
Net decrease	(90,174)	$ (768,444)	(3,576,752)	$(31,185,537)
National Fund
	Six Months Ended March 31, 2025 (Unaudited)			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	6,145,604	$ 56,775,546	18,426,434	$ 169,942,020
Issued to shareholders electing to receive payments of distributions in Fund shares	1,969,164	18,156,677	4,170,023	38,453,338
Redemptions	(14,578,693)	(134,695,377)	(24,029,562)	(220,177,559)
Net decrease	(6,463,925)	$(59,763,154)	(1,433,105)	$ (11,782,201)
Class C
Sales	440,911	$ 4,071,951	1,071,098	$ 9,868,273
Issued to shareholders electing to receive payments of distributions in Fund shares	59,878	552,156	133,484	1,230,196
Redemptions	(790,017)	(7,289,511)	(1,949,577)	(17,843,001)
Net decrease	(289,228)	$ (2,665,404)	(744,995)	$ (6,744,532)
Class I
Sales	69,468,604	$641,520,551	166,253,236	$1,527,366,480
Issued to shareholders electing to receive payments of distributions in Fund shares	6,320,603	58,268,789	10,788,378	99,585,315
Redemptions	(76,977,709)	(708,202,026)	(105,421,044)	(956,444,781)
Net increase (decrease)	(1,188,502)	$ (8,412,686)	71,620,570	$ 670,507,014
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.

Eaton Vance
Municipal Income Funds
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 185,258,770	$ —	$ 185,258,770
Total Investments	$ —	$ 185,258,770	$ —	$ 185,258,770
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,410,931	$ —	$ 7,410,931
Tax-Exempt Municipal Obligations	—	4,363,183,164	—	4,363,183,164
Taxable Municipal Obligations	—	76,578,553	—	76,578,553
Total Investments	$ —	$4,447,172,648	$ —	$4,447,172,648

This Page Intentionally Left Blank

MUNI2-NCSR    3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025